SUBSEQUENT EVENTS	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Subsequent Events	Subsequent EventsThe Company has evaluated subsequent events through August 18, 2021, the date the unaudited financial statements were available to be issued and has determined that there were no subsequent events requiring additional disclosure.	Subsequent Events
The Company has evaluated subsequent events through May 12, 2021, the date the financial statements were available to be issued and has determined that the following subsequent events require disclosure in the financial statements.
Convertible Note
In January 2021, the Company and one of its preferred stockholders entered into a promissory note for the principal amount of $5.0 million, which was convertible into 6,756,757 shares of Series D redeemable convertible preferred stock. The note was subordinated to other senior indebtedness.
Facilities Agreement
In April 2021, the Company entered into a letter of intent with a landlord to lease an 80,000+ square foot facility to begin production of the Company’s Sapphire XCTM systems. The facility is located in California and construction and tooling to outfit the building is estimated to commence late 2021.
Loan Agreement
In April 2021, the Company entered into a letter of intent with a lender for a $53.5 million debt financing proposal. The Company has not completed the agreement nor drawn any funds on the financing facility as of the date May 12, 2021.
Merger Agreement
In March 2021, the Company entered into a merger agreement with JAWS Spitfire Acquisition Corp. As a result of the proposed Merger, JAWS Spitfire will domesticate as a corporation incorporated under the laws of the state of Delaware and the Company will survive the Merger as a wholly-owned subsidiary of JAWS Spitfire. The Company will be renamed “Velo3D Corporation” and JAWS Spitfire will be renamed to Velo3D, Inc. (“New Velo3D”). The Company’s board of directors unanimously approved the entry into the Merger.
Upon the closing of the Merger, all outstanding shares of the Company’s common stock, after giving effect to the conversion of the Company’s issued and outstanding preferred stock into the Company’s common stock, will be cancelled and exchanged into the right to receive shares of New Velo3D common stock at a deemed value of $10.00 per share after giving effect to the exchange ratio. Additionally, all of the Company’s outstanding stock warrants, and stock options, for shares of the Company’s common stock will be cancelled and exchanged into equivalent outstanding stock warrants, and stock options with similar terms for shares of New Velo3D common stock at a deemed value of $10.00 per share after giving effect to the exchange ratio. The exchange ratio will be determined prior to the closing of the Merger and represents a fully-diluted pre-transaction equity value of the Company of $1,500.0 million.
All holders of the Company’s issued and outstanding common stock, outstanding vested and unexercised stock options, and outstanding vested as of the closing of the Merger will also be eligible to receive up to 24.1 million additional shares of New Velo3D common stock, (assuming the expected capital structure as of April 30, 2021) comprised of two separate tranches of 12.0 million shares per tranche, upon the earliest occurrence of the specified earnout triggering events for each tranche prior to the fifth anniversary of the closing of the Merger, including the (i) date on which the volume-weighted average trading sale price of one share of New Velo3D common stock quoted on Nasdaq is greater than or equal to $12.50 and $15.00, respectively per tranche, for any 20 trading days within any 30 consecutive trading day period, (ii) a change in control of New Velo3D pursuant to which holders of New Velo3D common stock have the right to receive consideration implying a value per share greater than or equal to $12.50 and $15.00, respectively per tranche.
The Merger agreement provides that the obligations of the Company to consummate the Merger are conditioned on, among other things, that as of the closing of the Merger, the amount of cash available in JAWS Spitfire’s trust account, after including the cash proceeds received in a concurrent private placement and deducting the amounts required to satisfy JAWS Spitfire’s obligations if any shareholders exercise their rights to redeem their public shares in connection with the shareholders’ approval of the Merger and the payment of the unpaid JAWS Spitfire expenses and liabilities, is at least equal to $350.0 million. This condition is for the sole benefit of the Company. The Merger is subject to the approval by the JAWS Spitfire shareholders.

JAWS Spitfire Acquisition Corporation
Subsequent Event [Line Items]
Subsequent Events	SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company identified one subsequent event that requires adjustment or disclosure in the financial statements.
On March 22, 2021 (the “Effective Date”), the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among the Company, JAWS Spitfire Merger Sub, LLC, a Delaware limited liability company (“JAWS Merger Sub”), and Velo3D, Inc. (“Velo3D”).
The Business Combination Agreement provides for, among other things, the consummation of the following transactions (collectively, the “Business Combination”) (i) the Company will become a Delaware corporation (the “Domestication”) and, in connection with the Domestication, (A) the Company’s name will be changed to “Velo3D, Inc.,” (B) each outstanding Class A ordinary share of the Company and each outstanding Class b ordinary share of the Company will become one share of common stock of the Company (the “JAWS Common Stock”), and (C) each outstanding warrant of the Company will become one warrant to purchase one share of JAWS Common Stock, and
(ii) following the Domestication, JAWS Merger Sub will merge with and into Velo3D, with Velo3D as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of the Company.
The Business Combination will be consummated subject to the deliverables and provisions as further described in the Business Combination Agreement.
SUBSEQUENT EVENTSThe Company evaluated subsequent events and transactions that occurred after the unaudited consolidated balance sheet date up to the date unaudited consolidated financial statements were available to be issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited consolidated financial statements